New Perspective Fund®
Investment portfolio
June 30, 2021
unaudited
Common stocks 94.93% Information technology 23.22%	Shares	Value (000)
Microsoft Corp.	17,427,380	$4,721,077
Taiwan Semiconductor Manufacturing Company, Ltd.	199,168,941	4,253,226
ASML Holding NV	3,097,915	2,128,340
ASML Holding NV (New York registered) (ADR)	1,776,747	1,227,448
PayPal Holdings, Inc.[1]	9,373,832	2,732,284
Broadcom, Inc.	3,172,963	1,512,996
Samsung Electronics Co., Ltd.	16,264,436	1,165,511
Adobe, Inc.[1]	1,952,877	1,143,683
Shopify, Inc., Class A, subordinate voting shares[1]	724,831	1,058,964
Mastercard, Inc., Class A	2,805,713	1,024,338
GoDaddy Inc., Class A1	7,981,880	694,104
STMicroelectronics NV	17,842,767	647,512
Visa, Inc., Class A	2,672,482	624,880
TE Connectivity, Ltd.	4,346,615	587,706
Keyence Corp.	1,101,340	555,850
Trimble, Inc.[1]	5,955,507	487,339
ServiceNow, Inc.[1]	846,278	465,072
Apple, Inc.	3,314,211	453,914
Smartsheet, Inc., Class A1	6,132,736	443,519
Sinch AB1	25,195,922	423,951
Advanced Micro Devices, Inc.[1]	4,275,728	401,619
SAP SE	2,821,709	397,620
HubSpot, Inc.[1]	643,703	375,099
Edenred SA	5,806,114	330,805
Applied Materials, Inc.	2,164,793	308,266
ON Semiconductor Corp.[1]	7,571,631	289,842
Micron Technology, Inc.[1]	3,363,647	285,843
Motorola Solutions, Inc.	1,307,101	283,445
DocuSign, Inc.[1]	912,949	255,233
Amadeus IT Group SA, Class A, non-registered shares[1]	3,304,862	232,460
FleetCor Technologies, Inc.[1]	864,193	221,285
Adyen NV1	90,209	220,402
Cree, Inc.[1]	2,189,327	214,401
Hexagon AB, Class B	13,673,586	202,593
Worldline SA, non-registered shares[1]	2,140,235	200,333
Global Payments, Inc.	1,035,047	194,113
Zendesk, Inc.[1]	1,185,353	171,094
Fidelity National Information Services, Inc.	1,179,697	167,128
Tokyo Electron, Ltd.	385,653	166,904
Infosys, Ltd. (ADR)	7,653,401	162,175
Halma PLC	4,283,211	159,500
Dell Technologies, Inc., Class C1	1,554,358	154,923
Nexi SpA[1]	6,776,226	148,726
EPAM Systems, Inc.[1]	286,511	146,396
Nice, Ltd. (ADR)	476,678	117,959
Alteryx, Inc., Class A1	1,322,494	113,761
Autodesk, Inc.[1]	349,220	101,937
New Perspective Fund — Page 1 of 11

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Afterpay, Ltd.[1]	1,054,380	$93,441
CDK Global, Inc.	1,533,659	76,207
Intel Corp.	1,331,133	74,730
Workday, Inc., Class A1	294,791	70,378
Dassault Systemes SE	199,627	48,407
Ceridian HCM Holding, Inc.[1]	159,544	15,303
		32,754,042
Consumer discretionary 18.40%
Tesla, Inc.[1]	10,650,994	7,239,481
Amazon.com, Inc.[1]	1,233,069	4,241,955
NIKE, Inc., Class B	8,158,559	1,260,416
LVMH Moët Hennessy-Louis Vuitton SE	1,598,241	1,253,239
Hermès International	633,554	922,894
Prosus NV	9,093,501	889,243
Booking Holdings, Inc.[1]	395,387	865,142
Kering SA	983,925	859,850
Home Depot, Inc.	2,484,079	792,148
Royal Caribbean Cruises, Ltd.[1]	7,155,268	610,201
Hilton Worldwide Holdings, Inc.[1]	4,711,844	568,343
MercadoLibre, Inc.[1]	360,888	562,188
Naspers, Ltd., Class N	2,375,891	498,836
Industria de Diseño Textil, SA	13,308,963	468,857
EssilorLuxottica	2,481,509	457,963
adidas AG	1,059,953	394,522
Renault SA1	7,798,126	315,171
lululemon athletica, inc.[1]	789,102	287,998
Flutter Entertainment PLC (CDI)[1]	1,466,462	266,654
Cie. Financière Richemont SA, Class A	2,173,650	262,999
Restaurant Brands International, Inc.	3,985,885	256,850
Stellantis NV	13,057,048	256,079
Trip.com Group, Ltd. (ADR)[1]	6,976,414	247,384
Hilton Grand Vacations, Inc.[1,2]	5,440,740	225,192
YUM! Brands, Inc.	1,642,283	188,912
Domino’s Pizza, Inc.	390,825	182,316
General Motors Company[1]	2,988,287	176,817
Galaxy Entertainment Group, Ltd.[1]	22,021,000	176,269
Entain PLC[1]	6,404,353	154,636
Etsy, Inc.[1]	748,000	153,968
Suzuki Motor Corp.	3,601,325	152,390
Moncler SpA	2,178,645	147,405
Melco Resorts & Entertainment, Ltd. (ADR)[1]	6,875,023	113,919
Nitori Holdings Co., Ltd.	627,100	110,975
Evolution AB	670,141	105,899
Aptiv PLC[1]	646,886	101,775
Wynn Macau, Ltd.[1]	43,907,518	69,105
Airbnb, Inc., Class A1	300,848	46,072
Valeo SA, non-registered shares	1,055,973	31,766
ASOS PLC[1]	343,097	23,540
Ocado Group PLC[1]	673,148	18,651
		25,958,020
New Perspective Fund — Page 2 of 11

unaudited
Common stocks (continued) Health care 11.39%	Shares	Value (000)
Intuitive Surgical, Inc.[1]	1,458,406	$1,341,209
AstraZeneca PLC	10,950,157	1,315,245
Thermo Fisher Scientific, Inc.	2,020,536	1,019,300
NovoCure, Ltd.[1]	3,820,333	847,426
Vertex Pharmaceuticals, Inc.[1]	4,046,302	815,856
Zoetis, Inc., Class A	4,273,844	796,474
BeiGene, Ltd. (ADR)[1]	2,175,761	746,699
IDEXX Laboratories, Inc.[1]	1,075,315	679,115
Regeneron Pharmaceuticals, Inc.[1]	1,153,084	644,044
Danaher Corp.	2,327,322	624,560
Insulet Corp.[1]	2,032,516	557,946
Novo Nordisk A/S, Class B	6,407,845	536,844
Edwards Lifesciences Corp.[1]	4,875,795	504,986
Seagen, Inc.[1]	3,055,899	482,465
Abbott Laboratories	3,550,038	411,556
Pfizer, Inc.	8,235,106	322,487
Eli Lilly and Company	1,316,931	302,262
CRISPR Therapeutics AG1	1,860,942	301,268
Ultragenyx Pharmaceutical, Inc.[1]	3,108,848	296,429
Catalent, Inc.[1]	2,491,060	269,333
Mettler-Toledo International, Inc.[1]	184,940	256,205
Incyte Corp.[1]	2,930,522	246,545
Grifols, SA, Class B (ADR)	11,485,475	199,273
Grifols, SA, Class A, non-registered shares	1,566,332	42,420
Sanofi	2,273,228	238,173
Koninklijke Philips NV	4,062,932	201,328
Lonza Group AG	245,054	173,690
Tandem Diabetes Care, Inc.[1]	1,668,149	162,478
BioNTech SE (ADR)[1]	718,096	160,767
Baxter International, Inc.	1,794,915	144,491
WuXi Biologics (Cayman), Inc.[1]	7,493,500	137,337
Coloplast A/S, Class B	816,800	134,022
Amplifon SpA	2,652,315	130,957
Bayer AG	1,948,564	118,321
Carl Zeiss Meditec AG, non-registered shares	567,136	109,581
Olympus Corp.	5,401,500	107,354
Novartis AG	1,166,607	106,315
Vir Biotechnology, Inc.[1]	2,200,302	104,030
bioMérieux SA	718,709	83,517
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	7,969,819	78,901
Fisher & Paykel Healthcare Corp., Ltd.	2,422,537	52,697
Shionogi & Co., Ltd.	967,500	50,432
Straumann Holding AG	28,592	45,580
M3, Inc.	569,300	41,575
Merck KGaA	153,707	29,471
Teladoc Health, Inc.[1,3]	165,472	27,516
Daiichi Sankyo Company, Ltd.	1,250,400	26,951
Moderna, Inc.[1]	93,733	22,025
Viatris, Inc.	677,652	9,684
Allakos, Inc.[1]	72,017	6,148
		16,063,288
New Perspective Fund — Page 3 of 11

unaudited
Common stocks (continued) Financials 10.32%	Shares	Value (000)
JPMorgan Chase & Co.	12,699,047	$1,975,210
AIA Group, Ltd.	135,615,000	1,685,515
Moody’s Corp.	2,802,115	1,015,402
CME Group, Inc., Class A	4,744,894	1,009,144
London Stock Exchange Group PLC	8,997,882	992,008
BlackRock, Inc.	1,046,342	915,518
Chubb, Ltd.	4,081,603	648,730
Bank of America Corp.	13,749,980	566,912
DNB ASA	25,068,170	546,191
SVB Financial Group[1]	681,656	379,294
Hong Kong Exchanges and Clearing, Ltd.	6,361,364	379,176
ICICI Bank, Ltd.[1]	22,240,773	188,776
ICICI Bank, Ltd. (ADR)[1]	10,748,011	183,791
UBS Group AG	21,870,720	334,709
Arch Capital Group, Ltd.[1]	8,447,975	328,964
Brookfield Asset Management, Inc., Class A	6,359,171	324,190
S&P Global, Inc.	759,400	311,696
DBS Group Holdings, Ltd.	12,959,300	287,288
QBE Insurance Group, Ltd.	31,886,099	258,021
Intercontinental Exchange, Inc.	2,022,450	240,065
Aon PLC, Class A	958,745	228,910
AXA SA	8,011,824	203,158
Société Générale	6,713,427	197,897
Prudential PLC	8,757,778	166,394
Hiscox, Ltd.[1]	13,949,014	160,463
Macquarie Group, Ltd.	1,217,801	142,866
TMX Group, Ltd.	1,206,681	127,463
Citigroup, Inc.	1,724,072	121,978
Morgan Stanley	1,030,350	94,473
Everest Re Group, Ltd.	372,797	93,949
Goldman Sachs Group, Inc.	212,743	80,742
Aviva PLC	13,821,753	77,607
Willis Towers Watson PLC	322,163	74,104
Banco Bilbao Vizcaya Argentaria, SA	10,953,573	67,902
Skandinaviska Enskilda Banken AB, Class A	4,435,876	57,301
RenaissanceRe Holdings, Ltd.	336,361	50,057
The Blackstone Group, Inc.	449,219	43,637
Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	38,441	2,000
		14,561,501
Communication services 9.11%
Facebook, Inc., Class A1	12,299,093	4,276,518
Alphabet, Inc., Class C1	703,546	1,763,311
Alphabet, Inc., Class A1	694,843	1,696,661
Netflix, Inc.[1]	2,985,387	1,576,911
Sea, Ltd., Class A (ADR)[1]	3,163,894	868,805
Cellnex Telecom, SA, non-registered shares	8,919,581	568,164
América Móvil, SAB de CV, Series L (ADR)	30,155,790	452,337
Activision Blizzard, Inc.	4,673,410	446,030
Snap, Inc., Class A1	3,634,902	247,682
Adevinta ASA[1]	11,187,029	214,382
MTN Group, Ltd.[1,3]	23,407,226	169,211
Endeavor Group Holdings, Inc., Class A1,4,5	5,133,092	135,126
Electronic Arts, Inc.	711,581	102,347
Z Holdings Corp.	17,855,800	89,492
New Perspective Fund — Page 4 of 11

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Nintendo Co., Ltd.	151,000	$87,831
Pinterest, Inc., Class A1	1,018,350	80,399
SoftBank Group Corp.	1,076,200	75,318
		12,850,525
Industrials 8.34%
DSV Panalpina A/S	4,392,979	1,024,474
Airbus SE, non-registered shares[1]	6,508,576	836,890
Honeywell International, Inc.	3,552,553	779,253
Carrier Global Corp.	16,018,304	778,490
Safran SA	5,389,863	747,239
Nidec Corp.	5,645,232	654,236
Equifax, Inc.	1,944,528	465,734
ABB, Ltd.	13,371,903	453,655
Copart, Inc.[1]	3,350,310	441,671
AB Volvo, Class B	18,105,483	435,601
Lennox International, Inc.	1,097,497	385,002
Ryanair Holdings PLC (ADR)[1]	3,487,272	377,358
ASSA ABLOY AB, Class B	12,412,374	373,904
Komatsu, Ltd.	13,699,100	340,397
Spirax-Sarco Engineering PLC	1,682,175	316,815
SMC Corp.	500,700	295,881
Caterpillar, Inc.	1,333,174	290,139
IDEX Corp.	1,250,371	275,144
Mitsui & Co., Ltd.	12,138,400	273,208
TransDigm Group, Inc.[1]	349,264	226,075
Delta Air Lines, Inc.[1]	5,169,207	223,620
Aalberts NV, non-registered shares	3,929,492	211,164
BAE Systems PLC	28,237,893	203,901
Uber Technologies, Inc.[1]	3,959,115	198,431
RELX PLC	6,486,227	172,180
Meggitt PLC[1]	25,354,859	161,758
Boeing Company[1]	603,546	144,585
Epiroc AB, Class A	2,966,010	67,582
Epiroc AB, Class B	3,201,420	62,827
Experian PLC	3,087,237	118,978
Rockwell Automation	391,442	111,960
Techtronic Industries Co., Ltd.	4,919,516	85,917
General Electric Co.	4,095,811	55,130
NIBE Industrier AB, Class B	4,102,133	43,149
Hitachi, Ltd.	748,900	42,880
Recruit Holdings Co., Ltd.	861,083	42,397
FedEx Corp.	99,761	29,762
Northrop Grumman Corp.	43,856	15,939
		11,763,326
Materials 5.34%
Vale SA, ordinary nominative shares (ADR)	59,438,673	1,355,796
Vale SA, ordinary nominative shares	15,630,655	355,899
Koninklijke DSM NV	4,652,688	868,364
Shin-Etsu Chemical Co., Ltd.	4,255,700	711,741
Sherwin-Williams Company	2,350,032	640,266
Sika AG	1,954,502	639,002
LyondellBasell Industries NV	4,335,507	445,994
Asahi Kasei Corp.	37,407,373	410,961
New Perspective Fund — Page 5 of 11

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Gerdau SA (ADR)	55,797,210	$329,204
Linde PLC	1,102,747	318,804
International Flavors & Fragrances, Inc.	2,036,147	304,200
Dow Inc.	3,463,693	219,183
Chr. Hansen Holding A/S	1,634,070	147,480
Air Liquide SA, non-registered shares	784,137	137,293
LANXESS AG	1,938,058	132,873
Barrick Gold Corp.	5,049,524	104,424
First Quantum Minerals, Ltd.	4,495,662	103,615
Grupo México, SAB de CV, Series B	18,140,000	85,322
Alrosa PJSC	44,278,441	81,371
Rio Tinto PLC	818,032	67,318
Air Products and Chemicals, Inc.	184,313	53,023
Impala Platinum Holdings, Ltd.	820,367	13,529
		7,525,662
Consumer staples 4.95%
Nestlé SA	10,401,782	1,295,318
Costco Wholesale Corp.	1,882,905	745,009
Carlsberg A/S, Class B3	3,095,617	577,042
Mondelez International, Inc.	7,091,799	442,812
Philip Morris International, Inc.	4,343,772	430,511
Pernod Ricard SA	1,837,920	407,967
L’Oréal SA, bonus shares[4]	686,197	305,773
L’Oréal SA, non-registered shares	195,246	87,002
Anheuser-Busch InBev SA/NV	5,097,388	367,549
Walgreens Boots Alliance, Inc.	6,014,411	316,418
Bunge, Ltd.	3,860,673	301,712
British American Tobacco PLC	6,601,449	255,690
Reckitt Benckiser Group PLC	2,797,797	247,576
Unilever PLC (EUR denominated)	1,805,722	105,697
Unilever PLC (GBP denominated)	1,588,657	92,969
Shiseido Company, Ltd.	2,637,700	194,002
KOSÉ Corp.	907,300	142,757
Constellation Brands, Inc., Class A	503,090	117,668
Danone SA	1,492,885	105,096
Monster Beverage Corp.[1]	1,074,992	98,201
General Mills, Inc.	1,611,383	98,182
Associated British Foods PLC	2,886,665	88,488
Archer Daniels Midland Company	927,769	56,223
Godrej Consumer Products, Ltd.[1]	4,603,653	53,899
Coca-Cola HBC AG (CDI)[1]	1,163,971	42,089
		6,975,650
Energy 1.97%
Reliance Industries, Ltd.	30,552,281	867,552
Reliance Industries, Ltd., interim shares	609,493	12,193
Gazprom PJSC (ADR)	43,766,884	333,591
Rosneft Oil Company PJSC (GDR)	38,895,679	301,053
Schlumberger, Ltd.	8,403,105	268,983
TotalEnergies SE	5,788,394	261,880
ConocoPhillips	3,767,565	229,445
TC Energy Corp. (CAD denominated)[3]	3,522,645	174,314
EOG Resources, Inc.	1,919,872	160,194
New Perspective Fund — Page 6 of 11

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Baker Hughes Co., Class A	5,148,585	$117,748
LUKOIL Oil Co. PJSC (ADR)	580,473	53,763
		2,780,716
Utilities 1.33%
Ørsted AS	4,937,751	692,879
Enel SpA	50,688,413	470,733
AES Corp.	11,370,944	296,440
Engie SA	15,140,093	207,422
Sempra Energy	1,553,864	205,856
		1,873,330
Real estate 0.56%
Equinix, Inc. REIT	422,679	339,242
Goodman Logistics (HK), Ltd. REIT	16,610,188	263,711
ESR Cayman, Ltd.[1]	29,256,400	98,723
American Tower Corp. REIT	344,868	93,163
		794,839
Total common stocks (cost: $62,144,120,000)		133,900,899
Preferred securities 0.14% Consumer discretionary 0.06%
Volkswagen AG, nonvoting preferred shares	364,124	91,188
Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares	3,828,089	67,179
Information technology 0.03%
Samsung Electronics Co., Ltd., nonvoting preferred shares	596,200	39,018
Total preferred securities (cost: $171,001,000)		197,385
Rights & warrants 0.00% Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]	4,281,771	2,869
Total rights & warrants (cost: $0)		2,869
Short-term securities 5.20% Money market investments 5.07%
Capital Group Central Cash Fund 0.04%[2,6]	71,494,654	7,149,465
Money market investments purchased with collateral from securities on loan 0.13%
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[6,7]	45,600,000	45,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,7]	45,600,000	45,600
Capital Group Central Cash Fund 0.04%[2,6,7]	301,024	30,102
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,7]	26,948,501	26,949
New Perspective Fund — Page 7 of 11

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[6,7]	10,900,000	$10,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[6,7]	10,900,000	10,900
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[6,7]	7,300,000	7,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[6,7]	5,400,000	5,400
		182,751
Total short-term securities (cost: $7,332,167,000)		7,332,216
Total investment securities 100.27% (cost: $69,647,288,000)		141,433,369
Other assets less liabilities (0.27)%		(387,849)
Net assets 100.00%		$141,045,520
Investments in affiliates2

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 0.16%
Information technology 0.00%
Smartsheet, Inc., Class A1,8	$332,914	$—	$43,736	$17,018	$137,323	$—	$—
Consumer discretionary 0.16%
Hilton Grand Vacations, Inc.[1]	114,473	—	654	407	110,966	225,192	—
Health care 0.00%
Ultragenyx Pharmaceutical, Inc.[1,8]	306,251	—	77,485	31,419	36,244	—	—
Industrials 0.00%
Aggreko PLC[4,8]	78,371	—	180,830	(21,817)	124,276	—	—
PageGroup PLC[4,8]	82,071	—	117,243	21,679	13,493	—	—
						—
Total common stocks						225,192
Short-term securities 5.09%
Money market investments 5.07%
Capital Group Central Cash Fund 0.04%[6]	4,763,291	13,928,613	11,541,773	(13)	(653)	7,149,465	3,342
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.04%[6,7]	—	30,102[9]				30,102	—[10]
Total short-term securities						7,179,567
Total 5.25%				$48,693	$421,649	$7,404,759	$3,342
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $228,529,000, which represented .16% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $440,899,000, which represented .31% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $135,126,000, which represented .10% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2021.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Unaffiliated issuer at 6/30/2021.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
New Perspective Fund — Page 8 of 11

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value
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unaudited
decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$32,754,042	$—	$—	$32,754,042
Consumer discretionary	25,958,020	—	—	25,958,020
Health care	16,063,288	—	—	16,063,288
Financials	14,561,501	—	—	14,561,501
Communication services	12,715,399	135,126	—	12,850,525
Industrials	11,763,326	—	—	11,763,326
Materials	7,525,662	—	—	7,525,662
Consumer staples	6,669,877	305,773	—	6,975,650
Energy	2,780,716	—	—	2,780,716
Utilities	1,873,330	—	—	1,873,330
Real estate	794,839	—	—	794,839
Preferred securities	197,385	—	—	197,385
Rights & warrants	2,869	—	—	2,869
Short-term securities	7,332,216	—	—	7,332,216
Total	$140,992,470	$440,899	$—	$141,433,369
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
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unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-007-0821O-S85371	New Perspective Fund — Page 11 of 11